Citi Fund Services

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

December 1, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProFunds (the “Trust”)
File Nos. 333-28339; 811-08239
Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information of the Trust do not differ from those contained in Post-Effective Amendment No. 90 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on Monday, November 30, 2015.

Questions related to this filing should be directed to my attention at (617) 824-1381 or, in my absence, to Sumeera Younis, ProFunds at (240) 497-6581.

Sincerely,

/s/ Jennifer A. English
Jennifer A. English Senior Vice President

cc:	Sumeera Younis
Robert Borzone